Subsequent Event	6 Months Ended
Jun. 30, 2025
Subsequent Event [Abstarct]
SUBSEQUENT EVENT

NOTE 15 — SUBSEQUENT EVENT

Previously on January 15, 2025, the Company received a notification letter from the Nasdaq, indicating that for the last 30 consecutive business days, the closing bid price for the Company’s American depositary shares (the “ADSs”) was below the minimum bid price of US$1.00 per share requirement set forth in Nasdaq Listing Rule 5550(a)(2). Pursuant to the Nasdaq Listing Rules 5810(c)(3)(A), the Company is provided with a compliance period of 180 calendar days, or until July 14, 2025, to regain compliance under the Listing Rules. On July 14, 2025, the Company has received a notification letter (the “Compliance Notice”) from the Nasdaq Listing Qualifications Department of the Nasdaq Stock Market LLC (“Nasdaq”), informing the Company that it has regained compliance with Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”).

On July 16, 2025, the shareholders of the Company passed (a) re-designating and re-classifying 400,000,000 authorized ordinary shares of par value of US$0.0001 each (including all of the existing issued ordinary shares) in the Company as 400,000,000 class A ordinary shares of par value US$0.0001 each (the “Class A Ordinary Shares”), where the rights of the existing ordinary shares shall be the same as the Class A Ordinary shares; and, (b) cancelling 100,000,000 authorized but unissued ordinary shares in the Company and creating a new class of shares comprising of 100,000,000 class B ordinary shares the (“Class B Ordinary Shares”), which will be entitled to fifty (50) votes per share, such that the authorized share capital of the Company shall become US$50,000 divided into (a) 400,000,000 class A ordinary shares of a par value of US$0.0001 each and (b) 100,000,000 class B ordinary shares of a par value of US$0.0001 each (collectively, the “Share Capital Reorganization”), and (iii) the authorized share capital of the Company be increased with effect immediately after the Share Capital Reorganization taking effect from US$50,000 divided into (a) 400,000,000 class A ordinary shares of a par value of US$0.0001 each and (b) 100,000,000 class B ordinary shares of a par value of US$0.0001 each to US$1,000,000 divided into (a) 9,900,000,000 class A ordinary shares of a par value of US$0.0001 each and (b) 100,000,000 class B ordinary shares of a par value of US$0.0001 each, by creation of an additional 9,500,000,000 class A ordinary shares of a par value of US$0.0001 each (the “Increase of Authorized Share Capital”).

On July 17, 2025, the Company repurchased 54,790,000 Class A ordinary shares held by RongDe and issued 54,790,000 Class B ordinary shares to RongDe, in consideration of and out of the proceeds of the Company’s new issuance of such Class B ordinary shares to RongDe.

Jianzhi Beijing and China Galileo Satellite Navigation Co., Ltd. (“China Galileo”) executed a lease agreement for a lease priod from July 31, 2023 to July 30, 2026. Due to the malfunctioning air conditioning system during the lease period, Jianzhi requested an early termination of the lease in October 2024. Since the parties could not agree on the breach compensation amount, the lessor initiated arbitration proceedings in February 2025. The case was heard in court on July 8, 2025, on August 22, 2025, the Beijing Arbitration Commission issued a mediation statement, with the following outcome: Jianzhi, as the respondent, was required to pay China Galileo an aggregated amount of approximately RMB 0.6 million, including RMB 0.4 million as outstanding rental fee, RMB 0.2 million as compensation for losses due to vacancy, and RMB 0.1 million as compensation for rent differential losses. Jianzhi engaged a lawyer from Beijing Zhongzhida Law Firm as its representative for further hearing.

On November 20, 2025, the Company closed an equity financing to raise gross proceeds of approximately $4.9 million (HK$ 38.3 million) by issuance of 348,000,000 Class A ordinary shares.

The Company has performed an evaluation of subsequent events through December 1, 2025, which was the date of the unaudited condensed consolidated financial statements were issued, and determined that no other events that would have required adjustment or disclosure in the consolidated financial statements.